Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	SUPERCOM LTD.
Entity Central Index Key	0001291855
Document Type	20-F
Amendment Flag	false
Document Shell Company Report	false
Document Registration Statement	false
Document Fiscal Year Focus	2021
Document Transition Report	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Incorporation State Country Code	L3
Entity Address, Address Line One	3 Rothschild Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6688106
Entity Emerging Growth Company	false
Entity File Number	001-33668
Entity Address, Country	IL
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	28,239,372
Entity Filer Category	Non-accelerated Filer
Title of 12(b) Security	Ordinary Shares, NIS 0.25 Par Value
Trading Symbol	SPCB
Security Exchange Name	NASDAQ
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6501
Auditor Location	Tel Aviv, Israel
Auditor Name	Halperin Ilanit
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3 Rothschild Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6688106
Entity Address, Country	IL
Contact Personnel Name	Ordan Trabelsi
City Area Code	972
Local Phone Number	9-8890850